Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total exposure	R$ 2,785,853	R$ 2,809,441
Total foreign currency-denominated borrowings	2,745,891	2,775,758
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,356,474	996,695
Interest and charges from borrowings and financing	15,510	6,985
Borrowing cost	(37,520)	(31,037)
United States of America, Dollars | Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings and financing	280,188	191,022
Japan, Yen
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,405,702	1,795,259
Interest and charges from borrowings and financing	8,167	10,502
Borrowing cost	(2,442)	(2,646)
Japan, Yen | Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 41,078,385	R$ 45,369,189